                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001


Check here if Amendment [        ]; Amendment Number:
This Amendment (check only one):    [        ]  is a restatement.
                                    [        ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       AEW/L.P.
Address:    Two Seaport Lane
            Boston, MA 02210-2021

13F File Number:  28-5334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    James J. Finnegan
Title:   Vice President of AEW, Inc., the general partner of AEW/L.P.
Phone:   (617) 261-9324

 /s/ James J. Finnegan               Boston, Massachusetts                       May 14, 2001
---------------------------         -----------------------------------         -------------
      [Signature]                        [City, State]                             [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:               Name

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     53,134


List of Other Included Managers:

No.                        Form 13 File Number                         Name
1                          28-5336                                     AEW, Inc.

                           FORM 13F INFORMATION TBLE
                      NAME OF REPORTING MANAGER: AEW/L.P.


                                                                                VALUE              SH or              INVESTMENT
         NAME OF ISSUER              TITLE OF CLASS          CUSIP            (X$1000)            PRN AMT             DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
Bedford Properties                    Common Stock     076446301                        469              25,000     Shared-Defined
------------------------------------------------------------------------------------------------------------------------------------
Central Parking Corp.                 Common Stock     154785109                     52,665           2,893,657     Shared-Defined
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                                        53,134           2,918,657
------------------------------------------------------------------------------------------------------------------------------------


                                                                                     VOTING AUTHORITY
                                                 OTHER          ---------------------------------------------
         NAME OF ISSUER                        MANAGERS              SOLE           SHARED          NONE
-------------------------------------------------------------------------------------------------------------
Bedford Properties                                01                    25,000
-------------------------------------------------------------------------------------------------------------
Central Parking Corp.                             01                 2,893,657
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Column Totals                                                        2,918,657
-------------------------------------------------------------------------------------------------------------